9. STOCK HOLDERS' EQUITY (Details) (USD $)	7 Months Ended
Dec. 31, 2013
Exercise Price Option 1
Exercise Price	$ 5.00
Warrants Outstanding	10,600
Weighted Average Life of Outstanding Warrants In Months	58 months
Date of Expiration	Oct. 31, 2018
Exercise Price Option 2
Exercise Price	$ 1.00
Warrants Outstanding	973,000
Weighted Average Life of Outstanding Warrants In Months	31 months
Date of Expiration	Jul. 31, 2016
Exercise Price Option 3
Exercise Price	$ 1.04
Warrants Outstanding	983,600
Weighted Average Life of Outstanding Warrants In Months	31 months